Offsets	Aug. 11, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Flora Growth Corp.
Form or Filing Type	S-3
File Number	333-274204
Initial Filing Date	Aug. 25, 2023
Fee Offset Claimed	$ 7,751.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (universal shelf)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 70,340,018.00
Offset Note	This amount is attributable to the aggregate amount of unsold securities that were previously registered under the Previous Registration Statement.
Termination / Withdrawal Statement	The Registrant previously paid an aggregate of USD$8,816 in filing fees in connection with the registration of an aggregate of $80,000,000 of securities of securities pursuant to the Registrant's Registration Statement on Form S-3 filed on August 25, 2023, as amended on a pre-effective basis on August 30, 2023, and declared effective on September 6, 2023 (the "Previous Registration Statement"), which included a filing fee offset of $1,854 attributable to unsold securities previously registered on the Company's Registration Statement on Form F-3 (No. 333-267585) filed on September 23, 2022, and declared effective on October 5, 2022. The Registrant has issued an aggregate of $9,659,982 of securities under the Previous Registration Statement as follows: (1) the Registrant issued an aggregate of $2,738,000 of common shares pursuant to the prospectus supplement filed with the SEC on September 20, 2023; (2) the Registrant issued an aggregate of $3,230,000 of common shares pursuant to the prospectus supplement filed with the SEC on April 5, 2024; (3) the Registrant issued an aggregate of $3,562,500 of common shares pursuant to the prospectus supplement filed with the SEC on December 16, 2024; and (4) the Registrant issued an aggregate of $129,482 of common shares pursuant to the prospectus supplement filed with the SEC on September 23, 2025. Therefore, an aggregate of $7,751.47 of SEC filing fees remains unutilized and is attributable to USD$70,340,018 of unsold securities previously registered under the Previous Registration Statement and is available for future registration fees pursuant to Rule 457(p) under the Securities Act. As a result, a USD$2,606.03 registration fee is payable in connection with this Registration Statement. The Previous Registration Statement and the offering of the unsold securities registered under the Previous Registration Statement will be deemed terminated as of the effective date of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Flora Growth Corp.
Form or Filing Type	S-3
File Number	333-274204
Filing Date	Aug. 25, 2023
Fee Paid with Fee Offset Source	$ 7,751.00